33-14905

   Filed with the Securities and Exchange Commission
                   November 20, 1998

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
    Pre-Effective Amendment No.       [ ]
    Post-Effective Amendment No. 35   [x]

                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
    Amendment No. 38                  [x]

THORNBURG INVESTMENT TRUST (formerly "Thornburg Income Trust"
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Office)      (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

H. Garrett Thornburg, Jr.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box):

    [x]  Immediately upon filing pursuant to paragraph (b) of Rule 485
    [ ]  On (date) pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)
    [ ]  On [date] pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  On    [date]    pursuant to paragraph (a)(2)


    The Registrant has registered an indefinite number or amount of securities in accordance with Rule 24 under the Securities Act of 1933, and filed a Rule 24f-2 Notice for the fiscal year ended
September 30, 1997 on December 17, 1997, and filed a Rule 24-f-2 Notice for the fiscal year ended June 30, 1998 on August 26, 1998.

              THORNBURG INVESTMENT TRUST

    (i)    Thornburg Limited Term U.S. Government Fund
    (ii)   Thornburg Intermediate Municipal Fund
    (iii)  Thornburg New Mexico Intermediate Municipal Fund
    (iv)   Thornburg Texas Intermediate Municipal Fund
    (v)    Thornburg Limited Term Income Fund
    (vi)   Thornburg Alabama Intermediate Municipal Fund
    (vii)  Thornburg Arizona Intermediate Municipal Fund
    (viii) Thornburg Pennsylvania Intermediate Municipal Fund
    (ix)   Thornburg Florida Intermediate Municipal Fund
    (x)    Thornburg Tennessee Intermediate Municipal Fund
    (xi)   Thornburg Utah Intermediate Municipal Fund
    (xii)  Thornburg Value Fund
    (xiii) Thornburg Global Value Fund
    (xiv)  Thornburg New York Intermediate Municipal Fund

                            CONTENTS
Facing Sheet

Contents

Cross Reference Sheets   (Thornburg Limited Term U.S. Government
                          Fund [Class A shares and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])

Cross Reference Sheets   (Thornburg Intermediate Municipal Fund;
                          [Class A and Class C shares]
                          Thornburg New Mexico Intermediate Municipal Fund [Class A shares];
                          Thornburg Florida Intermediate Municipal Fund [Class A shares];
                          Thornburg New York Intermediate Municipal Fund [Class A shares];
                          Thornburg Alabama Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Arizona Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Pennsylvania Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Tennessee Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Texas Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Utah Intermediate Municipal Fund
                          [Class A shares and Class C shares])

Cross Reference Sheets    (Thornburg Value Fund [Class A shares and
                          Class C shares]; Thornburg Global Value Fund
                          [Class A shares and Class C shares])

Cross Reference Sheets   (Thornburg Intermediate Municipal Fund
                         [Institutional Class]; Thornburg Limited Term U.S.
                         Government Fund [Institutional Class]; Thornburg
                         Limited Term Income Fund [Institutional Class];
                         Thornburg Value Fund [Institutional Class])

Prospectus               (Thornburg Limited Term U.S. Government Fund
                          [Class A shares and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])

Prospectus               (Thornburg Intermediate Municipal Fund;
                          [Class A and Class C shares]
                          Thornburg New Mexico Intermediate Municipal Fund [Class A shares];
                          Thornburg Florida Intermediate Municipal Fund [Class A shares];
                          Thornburg New York Intermediate Municipal Fund [Class A shares];
                          Thornburg Alabama Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Arizona Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Pennsylvania Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Tennessee Intermediate Municipal Fund [Class A shares and Class C shares];
                          Thornburg Texas Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Utah Intermediate Municipal Fund
                          [Class A shares and Class C shares])

Prospectus               (Thornburg Value Fund [Class A shares and
                          Class C shares]; Thornburg Global Value Fund
                          [Class A shares and Class C shares])

Prospectus               (Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class Shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares];
                          Thornburg Value Fund [Class A and
                          Class C shares])

Statement of Additional  (Thornburg Limited Term U.S. Government Fund
Information               [Class A shares and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])

Statement of Additional  (Thornburg Intermediate Municipal Fund
Information               [Class A shares and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg Alabama Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Arizona Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Pennsylvania Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Tennessee Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Texas Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg Utah Intermediate Municipal Fund
                          [Class A shares and Class C shares])


Statement of Additional  (Thornburg Value Fund [Class A shares and
Information               Class C shares]; Thornburg Global Value Fund
                          [Class A shares and Class C shares])

Statement of Additional  (Thornburg Intermediate Municipal Fund
Information               [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares]; and
                          Thornburg Value Fund
                          [Institutional Class shares])


Part C

Signature Page

Exhibits

              THORNBURG INVESTMENT TRUST
                 CROSS REFERENCE SHEETS
         ("Thornburg Limited Term Income Funds"
             [Class A and Class C shares])
       Thornburg Limited Term U.S. Government Fund
           Thornburg Limited Term Income Fund

Form N-1A Item Number
Part A                               Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . EXPENSE INFORMATION
2 (b) . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS
4 (a)(i)  . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (a)(ii), (b) & (c).INVESTMENT OBJECTIVES AND POLICIES
       5  . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . TMC and TSC
                                          Outside Cover
  (e) . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . MANAGEMENT DISCUSSION OF FUND PERFORMANCE
6 (a) . . . . . . . . . . . . Organization of the Funds
                              Organization of the Funds
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . . .Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . . .INVESTMENT LIMITATIONS
  (c) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
14 (a), (b) . . . . . . . . . . . . . . . . .MANAGEMENT
   (c)  . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c). . . . . . . . .INVESTMENT ADVISER AND
                         INVESTMENT ADVISORY AGREEMENT;
                                             MANAGEMENT
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . .  INVESTMENT ADVISER AND
                         INVESTMENT ADVISORY AGREEMENT;
                         SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . . .Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . .  Not Applicable
17  . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . DETERMINATION OF NET ASSET VALUE;
                                      YIELD COMPUTATION
23  . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS


              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
       ("Thornburg Intermediate Municipal Funds"
         [Class A shares and Class C shares])
         Thornburg Intermediate Municipal Fund
   Thornburg New Mexico Intermediate Municipal Fund
     Thornburg Florida Intermediate Municipal Fund
    Thornburg New York Intermediate Municipal Fund
     Thornburg Alabama Intermediate Municipal Fund
     Thornburg Arizona Intermediate Municipal Fund
  Thornburg Pennsylvania Intermediate Municipal Fund
    Thornburg Tennessee Intermediate Municipal Fund
      Thornburg Texas Intermediate Municipal Fund
      Thornburg Utah Intermediate Municipal Fund

Form N-1A Item Number
Part A                               Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . EXPENSE INFORMATION
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
3 . . . . . . . . . . . . . . . .  FINANCIAL HIGHLIGHTS
4 (a)(i). . . . . . . .Special Considerations Affecting
                                    Single-State Funds;
                              Organization of the Funds
                              Organization of the Funds
  (a)(ii), (b) & (c).INVESTMENT OBJECTIVES AND POLICIES
5 . . . . . . . . . . . . . INFORMATION ABOUT THE FUNDS
  (a) . . . . . .Organization of the Funds; TMC and TSC
  (b) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (c) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (d) . . . . . . . . . . . . . . . . . . . TMC and TSC
                                          Outside Cover
  (e) . . . . . . . . . . . . . . . . . . Outside Cover
  (f) . . . . . . . . . . . . . . . . . . . TMC and TSC
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
5 A . . . . . MANAGEMENT DISCUSSION OF FUND PERFORMANCE
6 (a) . . . . . . . . . . . . Organization of the Funds
                              Organization of the Funds
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . .  YOUR ACCOUNT; Buying Fund Shares
7 (a) . . . . . . . . . . . . . . . . . . Outside Cover
  (b), (c), (d) . . . YOUR ACCOUNT / Buying Fund Shares
  (e) . .  SERVICE AND DISTRIBUTION PLANS; Service Plan
  (f) . . . . . . . . .  SERVICE AND DISTRIBUTION PLANS
8 . . . . . . . . . . . . . . . . . SELLING FUND SHARES
  (a), (b)  . . . . . . . . . . . . SELLING FUND SHARES
  (c) . . . . . . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . Transaction Details
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . .  Not Applicable
13
  (a) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (b) . . . . . . . . . . . . .  INVESTMENT LIMITATIONS
  (c) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
  (d) . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
                     Investment Policies and Techniques
14 (a), (b) . . . . . . . . . . . . . . . .  MANAGEMENT
   (c). . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c)                 INVESTMENT ADVISER AND
                         INVESTMENT ADVISORY AGREEMENT;
                                             MANAGEMENT
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . .INVESTMENT ADVISER AND
                          INVESTMENT ADVISORY AGREEMENT
 . . . . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . Prospectus; PURCHASE OF FUND SHARES
20  . . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . DETERMINATION OF NET ASSET VALUE;
                                      YIELD COMPUTATION
23  . . . . . . . . . . . . . Incorporated by reference

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
    Thornburg Value Fund and Thornburg Global Value Fund
          [Class A shares and Class C Shares]

Form N-1A Item Number
Part A                               Prospectus Caption
1 . . . . . . . . . . . . . . . . . . . . .  Cover Page
2 (a) . . . . . . . . . . . . . . . . . . . . KEY FACTS
  (b) . . . . . . . . . . . . . . . . . . . . KEY FACTS
3 . . . . . . . . . . . . . . . . . . .  Not Applicable
4 (a)(i). . . . . . . . . . . . . .  THE FUND IN DETAIL
                              ORGANIZATION OF THE FUNDS
      (ii)  . . . . . . . . . . . . . . . . . KEY FACTS
                                   The Fund at a Glance
                       INVESTMENT PRINCIPLES AND RISKS;
                   SECURITIES AND INVESTMENT PRACTICES;
       FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
   (b). . . . . . . . .INVESTMENT PRINCIPLES AND RISKS;
                    SECURITIES AND INVESTMENT PRACTICES
5 (a) . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                              ORGANIZATION OF THE FUNDS
  (b), (c). . . . . . . . . . . . . .THE FUND IN DETAIL
                              ORGANIZATION OF THE FUNDS
5 A . . . . . . . . . . . . . . . . . .  Not Applicable
6 (a) . . . . . . . . . . . . . . .  THE FUND IN DETAIL
                              ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . .  Not Applicable
  (e) . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                              ORGANIZATION OF THE FUNDS
  (f), (g). . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (h) . . . . . . . . . . . . . . .  BUYING FUND SHARES
7 (a) . . . . . . . . . . . . . . . .THE FUND IN DETAIL
                              ORGANIZATION OF THE FUNDS
  (b), (c), (d) . . . . . . . . . .  BUYING FUND SHARES
  (e), (f). . . . . . . . . . ORGANIZATION OF THE FUNDS
  (g) . . . . . . . . . . . . . . . .BUYING FUND SHARES
                                        Class B Shares;
                                    SELLING FUND SHARES
8 (a), (b), (c) . . . . . . . . . . SELLING FUND SHARES
  (d) . . . . . . . . . . . . . . . TRANSACTION DETAILS
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10. . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . .  Cover Page
13
  (a) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (b) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (c) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . .  Prospectus
14 (a), (b) . . . . . . . . . . . TRUSTEES AND OFFICERS
   (c). . . . . . . . . . . . . . . . .  Not Applicable
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16 (a), (b), (c). . . . . . . .  INVESTMENT ADVISER AND
                          INVESTMENT ADVISORY AGREEMENT
  (d)                            INVESTMENT ADVISER AND
                          INVESTMENT ADVISORY AGREEMENT
  (e) . . . . . . . . . . . . . . . . .  Not Applicable
  (f) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
                         SERVICE AND DISTRIBUTION PLANS
  (g) . . . . . . . . . . . . . . . . .  Not Applicable
  (h) . . . . . . . .  Prospectus; INDEPENDENT AUDITORS
  (i) . . . . . . . . . . . . . . . . .  Not Applicable
17. . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . .  Prospectus; CONVERSION OF CLASS B SHARES
19  . . . . . . . . . . . . . . . . . . . . Prospectus;
         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
20  . . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . . . . . . . . . . . . PERFORMANCE
23  . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
        Thornburg Intermediate Municipal Fund
                 [Institutional Class]
      Thornburg Limited Term U.S. Government Fund
                 [Institutional Class]
          Thornburg Limited Term Income Fund
                 [Institutional Class]
                 Thornburg Value Fund
                 [Institutional Class]

Form N-1A Item Number
Part A                               Prospectus Caption

1 . . . . . . . . . . . . . . . . . . . . . .Cover Page
2 (a) . . . . . . . . . . . . . . . EXPENSE INFORMATION
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
3 . . . . . . . . . . . . . . . . . . .  Not Applicable
4 (a)(i). . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (a)(ii), (b) & (c).INVESTMENT OBJECTIVES AND POLICIES
5 . . . . . . . . . . . . .  ORGANIZATION OF THE FUNDS;
                                            TMC and TSC
5 A . . . . . . . . . . . . . . . . . .  Not Applicable
6 (a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .  Not Applicable
  (c) . . . . . . . . . . . . . . . . .  Not Applicable
  (d) . . . . . . . . . . . . . . . . . . .  Cover Page
  (e) . . . . . . . . . . Cover Page; INVESTOR SERVICES
  (f) . . . . . . . .  SHAREHOLDER AND ACCOUNT POLICIES
  (g) . . . . . . . . . . . . . . . . . . . . . . TAXES
  (h) . . . . . . . . . . . . . . . . . . . Cover Page;
                      YOUR ACCOUNT - Buying Fund Shares
7 (a) . . . . . . . . . . . . .  ADDITIONAL INFORMATION
  (b), (c), (d) . . . . . . . . . . . . . YOUR ACCOUNT;
                                    TRANSACTION DETAILS
8 (a), (b), (c) and (d) . . . . . . SELLING FUND SHARES
9 . . . . . . . . . . . . . . . . . . .  Not Applicable

Part B              Statement of Additional Information

10  . . . . . . . . . . . . . . . . . . . .  Cover Page
11  . . . . . . . . . . . . . . . . . TABLE OF CONTENTS
12  . . . . . . . . . . . . . . . . . . . .  Cover Page
13  . . . . . . . .  INVESTMENT OBJECTIVES AND POLICIES
14  . . . . . . . . . . . . . . . . . . . .  MANAGEMENT
15  . . . . . . . . . . . . . . . . . .  Not Applicable
16  .INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENTS
                AND ADMINISTRATIVE SERVICES AGREEMENTS;

17. . . . . . . . . . . . . . .  PORTFOLIO TRANSACTIONS
18  . . . . . . . . . . . . . . . . . . . .  Prospectus
19  . . . . . . . . . . . . . . . . . . . .  Prospectus
20  . . . . . . . . . . . . . . . . . . . . . . . TAXES
21  . . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
22  . . . . . . . . . YIELD AND PERFORMANCE INFORMATION
23  . . . . . . . . . . . . . . .  FINANCIAL STATEMENTS

                                  PART A


                                  PART B


                                  PART C
                             OTHER INFORMATION

Items 23 and 24.  Financial Statements and Exhibits.

   (a)   Financial Statements

         (i)   Thornburg Limited Term U.S. Government Fund (Class A,
               Class C and Class I shares),
         (ii)  Thornburg Limited Term Income Fund (Class A,
               Class C and Class I shares),
         (iii) Thornburg Intermediate Municipal Fund (Class A,
               Class C and Class I shares),
         (iv) Thornburg New Mexico Intermediate Municipal Fund (Class A shares),
         (v) Thornburg Florida Intermediate Municipal Fund (Class A shares),
         (vi)  Thornburg Value Fund (Class A and Class C shares):
               Reports of Independent Auditors dated October 24, 1997, Statements of Assets and Liabilities including Schedules of Investments as of September 30, 1997, Statements of Operations for the year ended September 30, 1997, Statements of Changes in Net Assets for the two years ended
               September 30, 1997, Notes to Financial Statements, Financial Highlights are incorporated by reference to Registrant's 1997 Annual Reports to Shareholders in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund, and Thornburg Value Fund previously filed with the Securities and Exchange Commission; Statements of Assets and Liabilities including Schedules of Investments as of March 31, 1998, Statements of Operations for the period ending March 31, 1998, Statements of Changes in Net Assets for the period ending March 31, 1998, Notes to Financial Statements, Financial Highlights are incorporated by reference to Registrant's Semiannual Reports to Shareholders dated March 31, 1998 in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, and Thornburg Value Fund, previously filed with the Securities and Exchange Commission.
         (vii) Thornburg New York Intermediate Municipal Fund: Statement of Assets and Liabilities including Schedule of Investments as of June 30, 1998, Statement of Operations for the period ended June 30, 1998, Statement of Changes in Net Assets for the period ended June 30, 1998, Notes to Financial Statements and Financial Highlights, Report of Independent Auditors dated July 24, 1998, are incorporated by reference to Registrant's Annual Report to Shareholders in respect of Thornburg New York Intermediate Municipal Fund previously filed with the Securities and Exchange Commission.
        (viii) Thornburg Global Value Fund: Statement of Assets and Liabilities including Schedule of Investments as of September 30, 1998, Statement of Operations for the period ended September 30, 1998, Statement of Changes in Net Assets for the period ended September 30, 1998, Notes to Financial Statement and Financial Highlights, accompany this post-effective amendment as an Exhibit.

   (b)   Exhibits

The following Exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on June 12, 1987.

      (1) Limited Term Trust, Agreement and Declaration of Trust, dated June 3, 1987.

      (2)    By-Laws of Limited Term Trust, dated June 3, 1987.

      (3)    Not applicable.

      (4)    Not applicable.

      (5)    Form of Investment Advisory Agreement between
             Registrant and Thornburg Management Company, Inc.

      (6)    (a)   Form of Distribution Agreement between Registrant
                   and Thornburg Securities Corporation.

             (b)   Form of Agency Agreement.

      (7)    Not applicable.

      (11)   Not applicable.

      (12)   Not applicable.

      (13)   Form of Subscription to Shares by Thornburg Management
             Company, Inc.

      (15) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.


The following exhibits are incorporated herein by reference to Registrant's pre-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987:

      (1) Thornburg Income Trust - First Amendment and Supplement to Agreement and Declaration of Trust, dated August 11, 1987.

      (8) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Custodian Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

      (9) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Transfer Agency Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on March 3, 1988:

      (1) Thornburg Income Trust-Second Amendment and Supplement to Agreement and Declaration of Trust, dated October 28, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 7 to its Registration Statement on Form N-1A as filed on April 19, 1991:

      (16)   Powers of Attorney from Messrs. Bemis, Smith and
             Thornburg.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 9 to its Registration Statement on Form N-1A as filed on March 3, 1992:

      (16)   Power of Attorney from J. Burchenal Ault

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992:

      (5) Revised form of Investment Advisory Agreement between Registrant and Thornburg Management Company, Inc.

      (13)   Form of Subscription to Shares

      (15)   Revised form of Plan and Agreement of Distribution
             Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 13 to its Registration Statement on Form N-1A as filed on December 3, 1993:

      (1) Thornburg Income Trust -- Third, Fourth, Fifth, Sixth and Seventh Amendments and Supplements to Agreement and Declaration of Trust

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 14 to its Registration Statement on Form N-1A as filed on May 13, 1994:

      (18)   Power of attorney (B. McMahon)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A as filed on July 27, 1994:

      (1) Thornburg Income Trust Amended and Restated Designation of Series.

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Distribution Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Distribution Plan)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 18 to its Registration Statement on Form N-1A as filed on December 3, 1994:

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Service Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Service Plan)

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A as filed on July 5, 1995:

      (1.1)  Thornburg Income Trust - Ninth Amendment and
             Supplement to Agreement and Declaration of Trust

      (1.2)  Thornburg Income Trust - Tenth Amendment and
             Supplement to Agreement and Declaration of Trust

      (5)    Investment Advisory Agreement - in respect of
             Thornburg Value Fund

      (15.1) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Service Plan - all classes) - Thornburg Value Fund

      (15.2) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Class B Distribution Plan) - Thornburg Value Fund

      (15.3) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Class C Distribution Plan) - Thornburg Value Fund

      (19)   Power of attorney from David A. Ater

The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A as filed on October 2, 1995:

      (1) Thornburg Income Trust - Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A as filed on May 6, 1996:

      (1)    First Supplement to Amended and Restated Designation of Series

     (15) Form of Institutional Class Service Plan (12b-1 plan and agreement)

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 27 to its Registration Statement on Form N-1A as filed on August 30, 1996:

      (5)    Form of Restated Investment Advisory Agreement

      (9)    Form of Administrative Services Agreement

The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A as filed on March 14, 1997:

      (1.1) Eleventh Amendment and Supplement to Agreement and Declaration of Trust

      (1.2) Twelfth Amendment and Supplement to Agreement and Declaration of Trust

      (5) Amended Form of Restated Investment Advisory Agreement (re Thornburg New York Intermediate Municipal Fund)

      (9) Form of Administrative Services Agreement (re Class A Shares of Thornburg New York Intermediate Municipal Fund)

      (11.1) Consent of Counsel to be named in registration statement

      (11.2) Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement (re Thornburg New York Intermediate Municipal Fund)

      (14)   Model IRA Plan

      (15)   Form of Class A Service Plan for Thornburg New York
             Intermediate Municipal Fund (12b-1 plan and agreement)

      (19.1) Power of attorney from Brian J. McMahon

      (19.2) Power of attorney from James W. Weyhrauch

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 30 to its Registration Statement on Form N-1A as filed on September 3, 1997:

      (11.2) Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement (re Thornburg New York Intermediate Municipal Fund)

      (18)   Rule 18f-3 plan

    The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 31 to its Registration Statement on Form N-1A as filed on December 3, 1997:

      (11.1) Consent of Counsel to be named in registration statement

      (11.2) Consent of McGladrey & Pullen, LLP, independent auditors, to be named in registration statement (re Thornburg New York Intermediate Municipal Fund)

      (16.1) Schedules of performance computations as of September 30, 1997 for Thornburg Limited Term U.S. Government Fund (Class A, Class C and Class I shares); Thornburg Limited Term Income Fund (Class A, Class C and Class I shares); Thornburg Intermediate Municipal Fund (Class A, Class C and Class I shares); Thornburg New Mexico Intermediate Municipal Fund (Class A shares); Thornburg Florida Intermediate Municipal Fund (Class A shares); Thornburg Value Fund (Class A and
             Class C shares)

      (16.2) Financial data schedules as of September 30, 1997 for Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund and Thornburg Value Fund

The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A as filed on February 17, 1998:

      (5)    Amended and Restated Investment Advisory Agreement

      (6)    Thornburg Investment Trust Distribution Agreement

      (9.1)  Administrative Services Agreement (Class A and Class C shares)

      (9.2)  Administrative Services Agreement (Class I Shares)

      (9.3)  Memorandum of Reimbursement

      (15.1) Plan and Agreement of Distribution Pursuant to Rule 12b-1
             (Service Plan - Classes A, C and I)

      (15.2) Plan and Agreement of Distribution Pursuant to Rule 12b-1
             (Distribution Plan - Class C)

The following exhibits are incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A as filed on March 10, 1998:

      (1)    Thirteenth Amendment and Supplement to Agreement and
             Declaration of Trust

      (11.1) Consent of counsel to be named in registration statement

      (11.2) Consent of independent auditors to be named in registration statement

      (14)   IRA plan/disclosure statement

     The following exhibits are incorporated by reference from Registrant's post-effective amendment no. 34 to its Registration Statement on Form N-1A as filed on September 2, 1998:

      (11.1) Consent of counsel to be named in registration statement

      (11.2) Consent of independent auditors to be named in registration statement

      (16.1) Schedules of performance computations as of March 31, 1998 for Thornburg Limited Term U.S. Government Fund (Class A, Class C and Class I shares); Thornburg Limited Term Income Fund
             (Class A, Class C and Class I shares); Thornburg Intermediate Municipal Fund (Class A, Class C and Class I shares); Thornburg New Mexico Intermediate Municipal Fund (Class A shares); and schedule of performance computations as of June 30, 1998 for Thornburg New York Intermediate Municipal Fund

      (16.2) Financial data schedule as of June 30, 1998 for Thornburg New
             York Intermediate Municipal Fund

    The following exhibit is filed herewith:

    For Thornburg Global Value Fund, Statement of Assets and Liabilities including Schedule of Investments as of September 30, 1998,
    Statement of Operations for the period ended September 30, 1998, Statement of Changes in Net Assets for the period ended
    September 30, 1998, Notes to Financial Statements and
    Financial Highlights

Item 25.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 26.  Number of Record Holders of Securities (as of June 30, 1998).

          Title of Series (active series only)     No. of Holders
          ------------------------------------     --------------
          Thornburg Limited Term U.S. Government Fund
                                      Class A . . . . . . . 3,250
                                      Class C . . . . . . .   151
                                      Class I . . . . . . .    25
          Thornburg Limited Term Income Fund
                                      Class A . . . . . . . 1,013
                                      Class C . . . . . . .   306
                                      Class I . . . . . . .    61

          Thornburg Intermediate Municipal Fund
                                      Class A . . . . . . . 5,708
                                      Class C . . . . . . .   421
                                      Class I . . . . . . .    68
          Thornburg New Mexico Intermediate Municipal Fund
                                      Class A . . . . . . . 2,393
          Thornburg Florida Intermediate Municipal Fund
                                      Class A . . . . . . .   356
          Thornburg New York Intermediate Municipal Fund
                                      Class A . . . . . . .   708

          Thornburg Value Fund
                                      Class A . . . . . . . 5,243
                                      Class C . . . . . . . 1,865
          Thornburg Global Value Fund
                                      Class A . . . . . . .   171
                                      Class C . . . . . . .    35

Item 27.   Indemnification.

      (1) Please see Section 10.2 of the Agreement and Declaration of Trust filed as Exhibit 1. Section 10.2 generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2)   Please see Section 7 of the Distribution Agreement filed as
Exhibit 6(a). Section 7 generally provides that the Trust will indemnify TSC, its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of TMC are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy.
The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers TMC, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of the Investment Adviser.   See
"MANAGEMENT" in the Statement of Additional Information.

Item 29.   Principal Underwriters.

     (a) The principal underwriter for the Registrant will be Thornburg Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the purpose of distributing the shares of the Registrant's series and other registered investment companies sponsored by its affiliates, and does not currently engage in the general securities business.


     (b) The address of each of the directors and officers of TSC is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

                              Positions and            Positions and
                              Offices                  Offices
Name                          with TSC                 with Registrant
----------------------        --------------           --------------------
H. Garrett Thornburg, Jr.     Director                 Trustee; President
Kenneth Ziesenheim            President                Vice President
Dawn B. Fischer               Secretary                Secretary and
                                                       Assistant Treasurer

     (c)  Not applicable.

Item 30.  Location  of Accounts and Records.

All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 31.  Management Services.

The Registrant and Thornburg Management Company, Inc. ("TMC") have agreed that TMC will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time.
The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by TMC will be superior to that previously provided by the transfer agent because TMC will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and TMC's management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and (iii) TMC will not receive any profit from providing this service. The Registrant will reimburse TMC for a portion of the depreciation on certain telephone answering equipment purchased by TMC to render the described services. The Registrant paid $44,552.67, $73,536.38 and $20,906 to TMC under the described arrangements in each of the three most recent fiscal years ended September 30, 1995, 1996 and 1997.
 It is not believed that these arrangements constitute a management-related services agreement.

Item 32.  Undertakings.
          The Registrant undertakes, if requested to do so by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on the 19th day of November, 1998.


THORNBURG INVESTMENT TRUST
Registrant

By               *
     ------------------------------------
     H. Garrett Thornburg, Jr., President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
------------------------------------------
H. Garrett Thornburg, Jr., Trustee,
President and principal executive officer

                 *
------------------------------------------
J. Burchenal Ault, Trustee

                 *
------------------------------------------
David A. Ater, Trustee

                 *
------------------------------------------
Forrest S. Smith, Trustee

                 *
------------------------------------------
James W. Weyhrauch, Trustee



* By:          /s/
     --------------------------------
      Charles W.N. Thompson, Jr.
      Attorney-In-Fact

                             INDEX TO EXHIBITS

          Exhibit
          -------

          Thornburg Global Value Fund:
          Statement of Assets and Liabilities including Schedule of Investments as of September 30, 1998, Statement of Operations for the period ended September 30, 1998, Statement of Changes in Net Assets for the period ended September 30, 1998, Notes to Financial Statements and Financial Highlights

                                  EXHIBIT

                                                             Global Value Fund
ASSETS

Investments, at value (cost $189,004,825 and
9,163,784 respectively)                                           $  7,996,095
Cash                                                                   442,074
Receivable for fund shares sold                                              0
Unrealized gain on forward exchange contracts(Note 6)                   85,988
Dividend receivable                                                     19,233
Prepaid expenses and other assets                                       38,733
Total Assets                                                         8,582,123

LIABILITIES

Payable for securities purchased                                       247,150
Payable for fund shares redeemed                                             0
Unrealized loss on forward exchange contracts(Note 6)                  283,926
Accounts payable and accrued expenses                                   34,144
Total Liabilities                                                      565,220

NET ASSETS                                                        $  8,016,903

NET ASSETS CONSIST OF:
    Undistributed net investment income                           $      6,267
    Net unrealized appreciation(depreciation)                      (1,365,627)
    Distributions paid in excess of net realized gain                (334,402)
    Net capital paid in on shares of
          beneficial interest                                        9,710,665

                                                                 $   8,016,903
NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($7,439,514 applicable to 759,624 shares of
 beneficial interest outstanding - Note 4)                       $       9.79

Maximum sales charge, 4.50% of offering
price (4.70% of net asset value per share)                               0.46

Maximum Offering Price Per Share                                 $      10.25

Class C Shares:
Net asset value and offering price per share*
($577,389 applicable to 59,070 shares of beneficial
interest outstanding - Note 4)                                   $       9.77

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

Statement of operations
Year Ended September 30, 1998

                                                           Global Value Fund (a)
INVESTMENT INCOME
Dividend income (net of foreign taxes
withheld of $4,989)                                          $    52,329
Interest income                                                   17,026
Limited partnership income                                             0
         Total Income                                             69,355

EXPENSES
Investment advisory fees (Note 3)                                 22,883
Administration fees (Note 3)
         Class A Shares                                            3,075
         Class C Shares                                              194
Distribution and service fees (Note 3)
         Class A Shares                                            6,151
         Class C Shares                                            1,549
Transfer agent fees                                               17,855
Registration & filing fees                                        19,391
Custodian fees                                                    10,380
Professional fees                                                  6,305
Accounting fees                                                      474
Trustee fees                                                         126
Other expenses                                                       978
         Total Expenses                                           89,361
Less:
Expenses reimbursed by investment
      advisor (Note 4)                                           (45,571)
         Net Expenses                                             43,790
         Net Investment Income                                    25,565

REALIZED AND UNREALIZED GAIN - (NOTE 5)
Net realized gain (loss) on:
         Investments                                            (195,767)
         Foreign currency transactions                          (138,635)
                                                                (334,402)
Net unrealized appreciation (depreciation)
         Investments                                          (1,167,689)
         Foreign currency translation                           (197,938)
                                                              (1,365,627)

         Net Realized and Unrealized
          Gain on Investments                                 (1,700,029)
         Net Increase (Decrease) in
          Net Assets Resulting From
          Operations                                       $  (1,674,464)

         (a) Commencement of operations, May 28, 1998 to September 30, 1998. See notes to financial statements.

Thornburg Global Value Fund

                                           For the period from May 28, 1998 (a)
                                                        to September 30, 1998

INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                                           $      25,565
Net realized gain (loss) on investments and foreign
  currency transactions                                              (334,402)
Increase in unrealized depreciation on investments
and foreign currency translation                                   (1,365,627)

Net (Decrease) in Net Assets Resulting from Operations             (1,674,464)

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                                        (18,944)
Class C Shares                                                           (354)


FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares                                                      8,997,696
Class C Shares                                                        712,969

Net Increase in Net Assets                                          8,016,903


NET ASSETS:

Beginning of period                                                         0

End of period                                                   $   8,016,903


(a) Commencement of operations See notes to financial statements.


Notes to financial statements
Thornburg Investment Trust
September 30, 1998

Note 1 - Organization
Thornburg Value Fund (the " Value Fund") and Thornburg Global Value Fund (the "Global Value Fund"), hereinafter referred to collectively as the "Funds," are series of Thornburg Investment Trust (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing six series of shares of beneficial interest in addition to those of the Funds:
Thornburg Limited Term U.S. Government Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term Income Fund, Thornburg Florida Intermediate Municipal Fund and Thornburg New York Intermediate Municipal Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Value Fund seeks long-term capital appreciation by investing primarily in domestic equity securities selected on a value basis. The Global Value Fund seeks long-term capital appreciation by investing in both foreign and domestic equity securities selected on a value basis. The Funds currently offers two classes of shares of beneficial interest, Class A and Class C shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, and (iii) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administration fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Funds are as follows:
Valuation of Securities: In determining net asset value, investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported are valued at the mean between bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short term obligations having remaining maturities of 60 days or less are valued at amortized cost which approximates market value. Foreign Currency Translation:
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the translation date. When a Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of their taxable income to its shareholders. Therefore, no provision for Federal income tax is required. When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent a Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on market changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Dividends: Dividends to the shareholders are paid quarterly and are reinvested in additional shares of each Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net realized capital gains, to the extent available, will be distributed annually. Distributions to shareholders are based on income tax regulations and therefore, their characteristics may differ for financial statement and tax purposes. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Use of
Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee And Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the year ended September 30, 1998, these fees were payable at annual rates ranging from 7/8 of 1% to 27/40 of 1% of the average daily net assets of the Value Fund and Global Value Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 1998, the Adviser voluntarily waived certain operating expenses amounting to $4,128 and $45,571 for the Value Fund and Global Value Fund, respectively. The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the year ended September 30, 1998, the Distributor earned commissions aggregating $225,929 and $0 from the sale of Class A shares of the Value Fund and Global Value Fund, respectively, and collected contingent deferred sales charges aggregating $4,630 and $0 from redemptions of Class C shares of the Value Fund and Global Value Fund, respectively. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed .25 of 1% annum of its average net assets attributable to each class of shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares. The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to 1.00% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the year ended September 30, 1998 are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note 4 - Shares of Beneficial Interest
At September 30, 1998 there were an unlimited number of shares of beneficial interest authorized. Sales of Class A and C Shares of the Global Value Fund commenced May 28, 1998. Transactions in shares of beneficial interest were as follows:

Thornburg Global Value Fund
                                                  Year Ended September 30, 1998

                                                       Shares          Amount

Class A Shares
Shares sold                                             763,955 $    9,049,328
Shares issued to shareholders in
reinvestment of dividends                                 1,886         18,467
Shares repurchased                                       (6,217)       (70,099)
Net Increase                                             759,624 $    8,997,696

Class C Shares
Shares sold                                              85,018 $    1,022,683
Shares issued to shareholders
in reinvestment of distributions                             34            334
Shares repurchased                                      (25,982)      (310,048)

Net Increase                                             59,070 $      712,969

Note 5 - Securities Transactions
For the year ended September 30, 1998 purchases and sales of investment securities were $260,673,720 and $128,998,924 for the Thornburg Value Fund and $11,786,903 and $2,421,899 for the Thornburg Global Value Fund, respectively. The cost of investments for Federal income tax purpose is $189,734,445 and $9,246,688 for the Value Fund and Global Value Fund, respectively. As of September 30, 1998, the Value Fund and the Global Value Fund have deferred capital losses and currency losses occurring subsequent to October 31, 1997 of $782,119 and $980,635 and $112,863 and $340,170, respectively. At September 30, 1998, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:

Global Value
Fund  Gross  unrealized   appreciation           $63,324
Gross  unrealized  depreciation               $1,313,917
Net unrealized appreciation (depreciation)   $(1,250,593)

Note 6 - Financial Investments With Off-Balance Sheet Risk
During the year ended September 30, 1998, the Funds were parties to financial instruments with off-balance sheet risks, primarily currency forward exchange contracts. A forward exchange contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed upon future date. These contracts are purchased in order to minimize the risk to each Fund with respect to it's foreign stock holdings from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign stock holdings. These instruments may involve market risks in excess of the amount recognized on the Statements of Assets and Liabilities. Such risks would arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency value and interest rates and contract positions that are not exact offsets. The contract amounts indicate the extent of each Fund's involvement in such contracts. At September 30, 1998, the Funds had outstanding forward exchange contracts for the sale of currencies as set out below. These contracts are reported in the financial statements at each Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the dates of entry into the contract.

Contracts to sell:
Global Value Fund
   277,200        Brazilian Real for 226,286, December 30, 1998                           $12,891
   413,260        Swiss Francs for 300,103, December 16, 1998                               1,789
 1,468,572        Deutschemarks for 845,554, December 16, 1988                             37,253
22,968,906        Spanish Peseta for 153, 541, December 15, 1998                            8,689
   709,520        French Francs for 122,659, December 16, 1998                              4,534
    92,681        British Pound Sterling for 154,175, December 16, 1998                     2,742
260,083,492       Italian Lira for 149,212, December 15, 1998                               8,518
   329,721        New Zealand Dollar for 170,763, December 16, 1998                         5,675
 1,961,584        Swedish Krona for 252,598, December 15, 1998                              3,897
Unrealized gain from forward exchange contracts                                           $85,988
 2,320,910        Swiss Francs for 1,693,062, December 16, 1998                           ($2,394)
 5,178,469        Deutschemarks for 2,942,255, December 16, 1998                         (170,339)
22,968,906        Spanish Peseta for 152,557, December 15, 1998                            (9,673)
 1,883,700        Finnish Markka for 368,234, December 15, 1998                            (3,675)
 3,922,650        French Franc for 660,148, December 16, 1998                             (43,049)
   565,037        British Pound Sterling for 920,351, December 16, 1998                   (36,308)
260,083,492       Italian Lira for 148,666, December 15, 1998                              (9,064)
 1,131,700        Netherlands Guilder for 596,228, December 18, 1998                       (7,314)
  681, 056        Swedish Krona for 84, 982, December 15, 1998                             (2,110)
Unrealized loss from forward exchange contracts                                         ($283,926)

Financial highlights
Thornburg Global Value Fund

Per share operating performance (for a share outstanding throughout the period)
Period Ended
September 30,1998 (a)

Class A Shares:
Net asset value, beginning of period                            $     11.94

Income from investment operations:
Net investment income                                                  0.03
Net realized and unrealized gain on investments                       (2.15)

Total from investment operations (2.12) Less dividends from:
Net investment income                                                 (0.03)

Change in net asset value                                             (2.15)

Net asset value, end of period                                  $      9.79

Total Return (b)                                                     (17.80)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                                                  1.04%(c)
Expenses, after expense reductions                                     1.63%(c)
Expenses, before expense reductions                                    2.88%(c)

Portfolio turnover rate                                               44.66%


Net assets at end of period (000)                               $     7,440

(a) Fund commenced operations on May 28, 1998.
(b) Sales loads are not reflected in computing total return, which is not annualized in periods less than a year. (c) Annualized


Period Ended
September 30, 1998 (a)



Class C Shares:
Net asset value, beginning of period                            $     11.94

Income from investment operations:
Net investment income                                                  0.01
Net realized and unrealized gain on investments                       (2.17)

Total from investment operations (2.16) Less dividends from:
Net investment income                                                 (0.01)

Change in net asset value                                             (2.17)

Net asset value, end of period                                  $      9.77

Total Return (b)                                                     (18.12)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                                                (0.02)%(c)
Expenses, after expense reductions                                     2.38%(c)
Expenses, before expense reductions                                   11.91%(c)

Portfolio turnover rate                                               44.66%


Net assets at end of period (000)                               $       577

(a) Fund commenced operations on May 28, 1998.
(b) Sales loads are not reflected in computing total return, which is not annualized in periods less than a year. (c) Annualized

Schedule of Investments
Thornburg Global Value Fund
September 30, 1998
COMMON STOCKS--89.70%
BANKING INSTITUTIONS (10.60%)
Bank Austria AG                                     6,200              $265,952
Julius Baer Holding AG                              110                258,983
Republic New York Corporation                       3,200              126,400
Verwaltungs und Privat-Bank AG                      100                293,393
BATTERIES (3.70%)
Varta AG                                            1,880              329,854
BUILDING MATERIALS (3.20%)
Dyckerhoff AG                                       895                286,730
CAPITAL EQUIPMENT (7.20%)
Rolls Royce Plc                                     117,500            405,516
Swisslog AG                                         2,500              235,439
CHEMICALS (2.90%)
DSM Chemical                                        3,100              261,715
DRUGS & HEALTH CARE (10.90%)
Merck KGaA                                          8,700              351,657
Pharmacia & Upjohn Inc.                             6,700              336,256
Rhone Poulenc S.A.                                  6,700              281,171
FINANCIAL SERVICES (4.00%)
SLM Holding Corporation                             11,000             356,812
FOOD & BEVERAGES (3.80%)
Hero AG B                                           600                339,032
FOREST PRODUCTS (4.10%)
UPM Kymmene OYJ                                     16,100             368,896
HOUSEHOLD PRODUCTS (4.20%)
Henkel KGaA Preferred                               5,000              378,904
HOTELS & RESTAURANTS (2.50%)
Movenpick Holding AG                                500                224,573
INSURANCE (3.50%)
Annuity And Life Re Holdings  +                     15,800             312,050
MINING (5.00%)
Billiton Plc                                        200,000            444,576
PETROLEUM SERVICES (3.90%)
Royal Dutch Petroleum Company                       7,000              347,519
REAL ESTATE INVESTMENT TRUSTS (4.60%)
Annaly Mortgage Management, Inc.                    50,000             406,250
RETAIL (2.20%)
Karstadt AG                                         400                195,934
TELECOMMUNICATION SERVICES (3.10%)
Telecom Corporation Of New Zealand ADR              5,700              171,713
Telesp Celular S.A.  +                              4,200,000          104,588
TIRES & RUBBER (2.90%)
Michelin                                            6,500              255,366
TOBACCO (3.00%)
Swedish Match AB                                    84,700             263,691
CLOSED END FUNDS (4.40%)
Central European Equity Fund                        13,700             150,700
Germany Fund                                        8,500              123,250
New Germany Fund                                    8,400              119,175

TOTAL COMMON STOCKS (Cost $9,163,784)                                7,996,095


TOTAL INVESTMENTS   (Cost $9,163,784)*                             $ 7,996,095

See notes to financial statements.